UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Mid Cap Growth Fund

5/31/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09

Issuer	Shares/Par	Value ($)
Common Stocks – 97.2%
Aerospace – 1.7%
Goodrich Corp.	152,260	$7,390,695
Precision Castparts Corp.	54,080	4,465,386

		$11,856,081

Airlines – 0.6%
Copa Holdings S.A., “A” (a)	112,860	$3,929,785

Alcoholic Beverages – 0.8%
Molson Coors Brewing Co.	123,510	$5,433,205

Apparel Manufacturers – 0.9%
Coach, Inc.	228,100	$5,992,187

Biotechnology – 1.7%
Celgene Corp. (a)	59,470	$2,512,013
Genzyme Corp. (a)	155,500	9,196,270

		$11,708,283

Broadcasting – 0.4%
Discovery Communications Inc., “A” (a)	114,700	$2,575,015

Brokerage & Asset Managers – 3.8%
Affiliated Managers Group, Inc. (a)	69,700	$3,910,867
BM&F BOVESPA S.A.	549,100	3,147,920
Bolsa Mexicana de Valores S.A. de C.V. (a)	793,200	698,536
Greenhill & Co., Inc.	34,220	2,515,170
IntercontinentalExchange, Inc. (a)	64,320	6,933,053
Lazard Ltd.	63,090	1,784,185
TD AMERITRADE Holding Corp. (a)	403,720	6,879,389

		$25,869,120

Business Services – 4.9%
Amdocs Ltd. (a)	188,100	$4,070,484
Cognizant Technology Solutions Corp., “A” (a)	235,300	5,927,207
CoStar Group, Inc. (a)	44,900	1,600,685
MasterCard, Inc., “A”	56,380	9,941,485
Visa, Inc., “A”	59,940	4,058,537
Western Union Co.	419,190	7,390,320

		$32,988,718

Chemicals – 1.4%
Ecolab, Inc.	259,340	$9,686,349

Computer Software – 8.4%
Adobe Systems, Inc. (a)	351,600	$9,908,088
Akamai Technologies, Inc. (a)	327,582	7,291,975
Autodesk, Inc. (a)	256,300	5,500,198
Citrix Systems, Inc. (a)	281,600	8,845,056
McAfee, Inc. (a)	43,030	1,688,067
MicroStrategy, Inc., “A” (a)	192,040	8,987,472
Parametric Technology Corp. (a)	259,420	3,004,084
VeriSign, Inc. (a)	520,400	12,182,564

		$57,407,504

Construction – 1.6%
Black & Decker Corp.	95,700	$3,069,099
Mohawk Industries, Inc. (a)	37,200	1,423,644
Pulte Homes, Inc.	282,820	2,488,816
Sherwin-Williams Co.	76,890	4,059,792

		$11,041,351

Consumer Goods & Services – 5.3%
Avon Products, Inc.	187,810	$4,988,234

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Goods & Services – continued
Capella Education Co. (a)	129,240	$6,745,036
Chattem, Inc. (a)	11,600	692,868
DeVry, Inc.	128,640	5,604,845
Monster Worldwide, Inc. (a)	231,100	2,699,248
priceline.com, Inc. (a)	59,840	6,588,982
Strayer Education, Inc.	45,360	8,358,487

		$35,677,700

Containers – 0.7%
Owens-Illinois, Inc. (a)	156,300	$4,474,869

Electrical Equipment – 5.1%
AMETEK, Inc.	247,790	$7,792,996
Danaher Corp.	161,770	9,762,820
Mettler-Toledo International, Inc. (a)	70,830	5,042,388
Rockwell Automation, Inc.	221,540	6,799,063
Tyco Electronics Ltd.	90,800	1,577,196
W.W. Grainger, Inc.	50,510	3,981,703

		$34,956,166

Electronics – 6.3%
Flextronics International Ltd. (a)	1,459,870	$5,781,085
Hittite Microwave Corp. (a)	141,720	5,084,914
Linear Technology Corp.	267,270	6,256,791
Marvell Technology Group Ltd. (a)	491,190	5,614,302
MEMC Electronic Materials, Inc. (a)	319,300	6,159,297
National Semiconductor Corp.	593,240	8,234,171
NetLogic Microsystems, Inc. (a)	37,900	1,240,088
Silicon Laboratories, Inc. (a)	124,540	4,187,035

		$42,557,683

Energy - Independent – 6.7%
Arena Resources, Inc. (a)	131,280	$4,702,450
Denbury Resources, Inc. (a)	441,180	7,583,884
Noble Energy, Inc.	136,760	8,134,485
Petrohawk Energy Corp. (a)	168,000	4,233,600
Plains Exploration & Production Co. (a)	412,070	11,653,340
Ultra Petroleum Corp. (a)	207,820	9,410,090

		$45,717,849

Engineering - Construction – 1.2%
Fluor Corp.	122,080	$5,735,318
Quanta Services, Inc. (a)	107,900	2,461,199

		$8,196,517

Entertainment – 2.2%
DreamWorks Animation, Inc., “A” (a)	318,290	$8,867,559
Liberty Media Corp. (a)	198,000	4,783,680
TiVo, Inc. (a)	164,210	1,149,470

		$14,800,709

Food & Beverages – 1.2%
Hain Celestial Group, Inc. (a)	42,310	$726,463
J.M. Smucker Co.	97,860	3,939,844
Mead Johnson Nutrition Co., “A” (a)	117,720	3,668,155

		$8,334,462

Gaming & Lodging – 2.3%
International Game Technology	581,720	$10,098,659
Starwood Hotels & Resorts Worldwide, Inc.	221,000	5,407,870

		$15,506,529

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 1.0%
Allied World Assurance Co. Holdings Ltd.	56,160	$2,120,040
Aspen Insurance Holdings Ltd.	206,870	4,776,628

		$6,896,668

Internet – 0.3%
Omniture, Inc. (a)	149,600	$1,768,272

Leisure & Toys – 1.3%
Electronic Arts, Inc. (a)	224,310	$5,156,887
THQ, Inc. (a)	600,010	3,858,064

		$9,014,951

Machinery & Tools – 2.6%
Cummins, Inc.	111,600	$3,619,188
Eaton Corp.	115,970	5,044,695
Fastenal Co.	75,450	2,506,449
Kennametal, Inc.	163,900	3,094,432
Roper Industries, Inc.	82,860	3,561,323

		$17,826,087

Major Banks – 0.5%
State Street Corp.	75,880	$3,524,626

Medical & Health Technology & Services – 4.6%
athenahealth, Inc. (a)	32,300	$974,814
Express Scripts, Inc. (a)	125,330	8,027,387
IDEXX Laboratories, Inc. (a)	286,480	11,989,188
Medco Health Solutions, Inc. (a)	219,450	10,070,561

		$31,061,950

Medical Equipment – 3.4%
C.R. Bard, Inc.	69,920	$4,998,581
DENTSPLY International, Inc.	91,840	2,687,238
Edwards Lifesciences Corp. (a)	49,010	3,128,798
St. Jude Medical, Inc. (a)	312,180	12,181,264

		$22,995,881

Metals & Mining – 0.6%
Cliffs Natural Resources, Inc.	74,400	$2,027,400
Nucor Corp.	40,000	1,756,400

		$3,783,800

Natural Gas - Distribution – 0.8%
EQT Corp.	99,960	$3,723,510
Questar Corp.	55,800	1,891,062

		$5,614,572

Network & Telecom – 1.1%
Ciena Corp. (a)	430,340	$4,733,740
Juniper Networks, Inc. (a)	118,800	2,937,924

		$7,671,664

Oil Services – 4.1%
Cameron International Corp. (a)	162,400	$5,071,752
Noble Corp.	474,530	16,309,596
Smith International, Inc.	216,400	6,316,716

		$27,698,064

Other Banks & Diversified Financials – 1.0%
City National Corp.	45,600	$1,667,592
Northern Trust Corp.	30,140	1,737,571
People’s United Financial, Inc.	110,890	1,752,062

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
TCF Financial Corp.	124,500	$1,787,820

		$6,945,045

Personal Computers & Peripherals – 0.6%
Nuance Communications, Inc. (a)	321,630	$3,988,212

Pharmaceuticals – 1.2%
Allergan, Inc.	187,620	$8,279,671

Precious Metals & Minerals – 1.0%
Agnico-Eagle Mines Ltd.	46,300	$2,864,118
Teck Resources Ltd., “B”	244,600	3,872,018

		$6,736,136

Printing & Publishing – 0.7%
MSCI, Inc., “A” (a)	225,300	$4,792,131

Real Estate – 0.3%
Host Hotels & Resorts, Inc., REIT	210,320	$1,972,802

Restaurants – 1.6%
Darden Restaurants, Inc.	147,840	$5,347,373
P.F. Chang’s China Bistro, Inc. (a)	104,020	3,322,399
Wendy’s/Arby’s Group, Inc., “A”	449,100	1,886,220

		$10,555,992

Specialty Chemicals – 1.2%
Airgas, Inc.	118,800	$5,020,488
Praxair, Inc.	46,620	3,412,584

		$8,433,072

Specialty Stores – 6.0%
Abercrombie & Fitch Co., “A”	215,940	$6,501,953
Ctrip.com International Ltd., ADR	42,300	1,732,185
Dick’s Sporting Goods, Inc. (a)	188,500	3,355,300
PetSmart, Inc.	455,610	9,276,220
Ross Stores, Inc.	100,630	3,940,671
Staples, Inc.	377,230	7,714,354
Tiffany & Co.	280,120	7,947,004

		$40,467,687

Telephone Services – 1.4%
American Tower Corp., “A” (a)	295,200	$9,408,024

Tobacco – 0.6%
Lorillard, Inc.	61,100	$4,174,963

Trucking – 3.1%
Expeditors International of Washington, Inc.	164,400	$5,393,964
J.B. Hunt Transport Services, Inc.	129,180	3,969,701
Landstar System, Inc.	236,110	8,972,180
Old Dominion Freight Lines, Inc. (a)	94,000	2,768,300

		$21,104,145

Utilities - Electric Power – 1.0%
Allegheny Energy, Inc.	100,730	$2,518,250
PPL Corp.	80,780	2,622,927
Progress Energy, Inc.	42,400	1,505,624

		$6,646,801

Total Common Stocks		$660,071,298

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Money Market Funds (v) – 3.3%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	22,636,939	$22,636,939

Total Investments		$682,708,237

Other Assets, Less Liabilities – (0.5)%		(3,545,491)

Net Assets – 100.0%		$679,162,746

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Mid Cap Growth Fund

Supplemental Information (Unaudited) 5/31/09

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$682,708,237	$—	$—	$682,708,237
Other Financial Instruments	$—	$—	$—	$—

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$707,995,824

Gross unrealized appreciation	$64,959,290
Gross unrealized depreciation	(90,246,877)

Net unrealized appreciation (depreciation)	$(25,287,587)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	26,709,007	241,988,028	(246,060,096)	22,636,939

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$145,951	$22,636,939

MFS® Government Money Market Fund

5/31/09
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Government Money Market Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 71.4%
Fannie Mae, 0.15%, due 6/12/09	$2,711,000	$2,710,876
Fannie Mae, 0.15%, due 6/30/09	1,001,000	1,000,879
Fannie Mae, 0.17%, due 7/02/09	1,400,000	1,399,795
Fannie Mae, 0.58%, due 10/13/09	6,342,000	6,328,308
Farmer Mac, 0.18%, due 6/25/09	1,500,000	1,499,820
Federal Home Loan Bank, 0.15%, due 6/16/09	1,411,000	1,410,912
Federal Home Loan Bank, 0.16%, due 6/16/09	1,300,000	1,299,913
Federal Home Loan Bank, 0.5%, due 6/29/09	6,577,000	6,574,442
Federal Home Loan Bank, 0.5%, due 7/13/09	6,000,000	5,996,500
Federal Home Loan Bank, 0.19%, due 8/03/09	1,400,000	1,399,535
Federal Home Loan Bank, 0.27%, due 8/03/09	665,000	664,686
Federal Home Loan Bank, 0.205%, due 8/11/09	1,400,000	1,399,434
Freddie Mac, 0.5%, due 7/20/09	1,000,000	999,319

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$32,684,419

Repurchase Agreements – 29.4%
Bank of America Corp., 0.15%, dated 5/29/09, due 6/01/09, total to be received $4,606,058 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $4,697,734 in a jointly traded account)	$4,606,000	$4,606,000
Goldman Sachs, .23%, dated 5/29/09, due 6/01/09, total to be received $8,844,170 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $9,020,881 in a jointly traded account)	8,844,000	8,844,000

Total Repurchase Agreements, at Cost		$13,450,000

Total Investments, at Amortized Cost and Value		$46,134,419

Other Assets, Less Liabilities – (0.8)%		(379,601)

Net Assets – 100.0%		$45,754,818

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $46,134,419.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Government Money Market Fund

Supplemental Information (Unaudited) 5/31/09

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of May 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$46,134,419	$—	$46,134,419
Other Financial Instruments	$—	$—	$—	$—

2

MFS® Money Market Fund

5/31/09
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Money Market Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09

Issuer	Shares/Par	Value ($)
Certificates of Deposit – 6.7%
Major Banks – 6.7%
BNP Paribas, NY, 0.58%, due 6/08/09	$27,489,000	$27,489,000
Credit Agricole S.A., 0.45%, due 8/07/09	24,000,000	24,000,000

Total Certificates of Deposit, at Amortized Cost and Value		$51,489,000

Commercial Paper (y) – 56.1%
Automotive – 3.0%
Toyota Motor Credit Corp., 0.35%, due 8/24/09	$23,467,000	$23,447,835

Consumer Goods & Services – 2.5%
Kimberly-Clark Corp., 0.16%, due 6/08/09 (t)	$19,500,000	$19,499,393

Financial Institutions – 2.5%
General Electric Capital Corp., 0.25%, due 6/26/09	$19,408,000	$19,404,631

Food & Beverages – 2.5%
Coca-Cola Co., 0.23%, due 6/22/09 (t)	$19,200,000	$19,197,424

International Market Quasi-Sovereign – 3.1%
Westpac Banking Corp., 0.42%, due 8/06/09	$24,038,000	$24,019,491

Machinery & Tools – 1.2%
Deere & Co., 0.5%, due 6/01/09 (t)	$9,000,000	$9,000,000

Major Banks – 14.2%
Abbey National North America LLC, 0.3%, due 7/06/09	$24,090,000	$24,082,974
Bank of America Corp., 0.35%, due 6/11/09	23,768,000	23,765,689
CBA Finance, Inc., 0.3%, due 8/17/09	23,690,000	23,674,799
JP Morgan Chase Funding, Inc., 0.35%, due 8/17/09	15,090,000	15,078,703
Societe Generale North America, Inc., 0.23%, due 6/01/09	23,285,000	23,285,000

		$109,887,165

Medical Equipment – 3.2%
Merck & Co., Inc., 0.22%, due 6/15/09	$12,130,000	$12,128,962
Merck & Co., Inc., 0.25%, due 7/20/09	12,913,000	12,908,606

		$25,037,568

Other Banks & Diversified Financials – 19.2%
Bank Of Nova Scotia, 0.32%, due 7/01/09	$24,063,000	$24,056,583
Citigroup Funding, Inc., 0.3%, due 7/27/09	24,090,000	24,078,758
HSBC USA, Inc., 0.27%, due 6/11/09	23,763,400	23,761,618
Nordea North America, Inc., 0.25%, due 6/18/09	13,515,000	13,513,404
Nordea North America, Inc., 0.32%, due 7/14/09	10,244,000	10,240,085
Rabobank USA Financial Corp., 0.62%, due 6/17/09	29,100,000	29,091,981
UBS Finance Delaware LLC, 0.525%, due 7/27/09	23,468,000	23,448,834

		$148,191,263

Pharmaceuticals – 4.7%
Johnson & Johnson, 0.2%, due 8/13/09 (t)	$12,560,000	$12,554,906
Pfizer, Inc., 0.22%, due 8/04/09 (t)	6,567,000	6,564,432
Pfizer, Inc., 0.36%, due 6/11/09 (t)	17,135,000	17,133,287
		$36,252,625

Total Commercial Paper, at Amortized Cost and Value		$433,937,395

U.S. Government Agencies and Equivalents – 19.5%
Fannie Mae, 0.58%, due 10/13/09	$54,320,000	$54,202,729
Federal Home Loan Bank, 0.45%, due 7/13/09	43,917,000	43,893,944
Freddie Mac, 0.5%, due 7/20/09	53,000,000	52,963,931

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$151,060,604

1

MFS Money Market Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Repurchase Agreements – 18.3%
Bank of America Corp., 0.15%, dated 5/29/09, due 6/01/09, total to be received $63,635,795 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $64,902,373 in a jointly traded account)	$63,635,000	$63,635,000
Goldman Sachs, 0.16%, dated 5/29/09, due 6/01/09, total to be received $77,618,035 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $79,169,351 in a jointly traded account)	77,617,000	77,617,000

Total Repurchase Agreements, at Cost		$141,252,000

Total Investments, at Amortized Cost and Value		$777,738,999

Other Assets, Less Liabilities – (0.6)%		(4,917,843)

Net Assets – 100.0%		$772,821,156

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $777,738,999.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Money Market Fund

Supplemental Information (Unaudited) 5/31/09

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of May 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$777,738,999	$—	$777,738,999
Other Financial Instruments	$—	$—	$—	$—

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IV

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: July 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: July 17, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2009

*	Print name and title of each signing officer under his or her signature.